UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2018 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2018 is set forth below:

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited)
INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

3.56%
5.25%
12.95%
9.86%
8.22%
60.16%
Common Stocks
Direct Investments
Secondary Investments
Primary Investments
Short-Term Investments
Other Assets in Excess of Liabilities

	Industry	Acquisition Date	Shares	Fair Value

Common Stocks (3.56%)
Asia - Pacific (0.20%)
APA Group	Utilities	02/11/16	648,000	$4,710,712
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,223,054
MongoDB, Inc.	Technology	06/18/18	2,973	147,520
Total Asia - Pacific (0.20%)				7,081,286

North America (1.71%)
American Water Works Co., Inc.	Utilities	02/10/16	52,000	4,440,280
Ares Capital Corp.	Diversified Financial Services	02/10/16	344,000	5,658,800
Atmos Energy Corp.	Utilities	02/10/16	69,600	6,273,744
Brookfield Infrastructure Partners, L.P.	Utilities	02/10/16	98,150	3,768,960
Crown Castle International Corp.	Communication	02/10/16	46,000	4,962,020
Enbridge, Inc.	Utilities	02/10/16	144,500	5,159,430
Fortis Inc.	Utilities	12/18/17	147,000	4,693,199
KKR & Co. L.P.	Diversified Financial Services	02/10/16	244,000	6,063,400
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	397,000	5,399,200
Onex Corporation	Diversified Financial Services	02/10/16	33,000	2,407,993
Republic Services Inc.	Utilities	08/28/17	55,000	3,759,800
Solar Capital Ltd	Diversified Financial Services	08/28/17	118,000	2,411,920
Union Pacific Corp.	Transportation	06/24/16	37,500	5,313,375
Total North America (1.71%)				60,312,121

Western Europe (1.65%)
Brilliant Circle Holdings International Ltd.	Diversified Financial Services	04/14/11	28,371,491	1,725,147
Eurazeo SA	Diversified Financial Services	12/12/16	27,825	2,095,232
Eutelsat Communications SA	Communication	09/22/16	165,000	3,374,856
Flughafen Zuerich AG	Transportation	07/01/16	18,700	3,808,370
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,522,691
HgCapital Trust PLC	Diversified Financial Services	02/10/16	187,056	4,778,652
HICL Infrastructure Co. Ltd.	Social Infrastructure	03/24/16	358,413	682,815
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/10/16	383,777	4,327,027
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	2,369,342
Investor AB	Diversified Financial Services	08/28/17	106,000	4,318,753
John Laing Infrastructure Fund Ltd.	Diversified Financial Services	05/11/18	4,294,064	6,700,987
National Grid PLC	Utilities	02/10/16	317,250	3,511,605
Sofina SA	Diversified Financial Services	01/10/18	11,500	1,941,348
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	3,914,268
Veolia Environnement SA	Utilities	08/28/17	130,000	2,777,357
Vinci SA	Transportation	02/10/16	79,500	7,634,720
Total Western Europe (1.65%)				58,483,170

Total Common Stocks (Cost $116,635,191)(3.56%)				$125,876,577

Private Equity Investments (78.24%)
Direct Investments * (60.16%) Direct Equity (37.83%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.22%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	7,516,440	$52,215,895
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	21,323,300
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	102,112
Continuity CNC Capital Ltd. +, a	Preferred equity	03/03/18	27,897,889	27,897,888
Craveable Brands Limited +, a	Common equity	09/30/11	160,209	994,167

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Fermo Limited +, a, c	Common equity	04/24/12	—	$287,179
Huntress Co-Investment L.P., 1 +, a, b, d	Limited partnership interest	04/08/16	—	41,250,910
Kowloon Co-Investment, L.P. +, a, d	Limited partnership interest	11/04/15	—	3,716,778
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, d	Limited partnership interest	12/30/16	—	1,397,229
Total Asia - Pacific (4.22%)				149,185,458

North America (19.01%)
Acrisure Investment Holdings, LLC +, a	Member interest	11/21/16	14,779,221	28,014,311
Affordable Care Holding Corp. +, a	Common equity	10/22/15	89,928	8,573,412
AP VIII Prime Security Serviced Holdings, L.P. +, a, d	Limited partnership interest	05/02/16	—	13,683,285
Apollo Co-Investors (MHE), L.P. +, a, d	Limited partnership interest	05/21/13	—	7,484,180
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,189	2,943,052
Aurora Products Group, LLC +, a, c, d	Member interest	06/29/12	—	12,133
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,732,558
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. +, a	Common equity	12/11/14	9,836,554	23,257,676
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	22,595,004
CD&R Univar Co-Investor, L.P. +, a, d	Limited partnership interest	11/15/10	—	905,093
Desserts LLC +, a	Preferred equity	02/08/16	7,989	9,291,820
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	14,654,437
Elgin Co-Investment, L.P.2 +, a, d	Limited partnership interest	11/28/16	—	27,559,517
EXW Coinvest L.P. +, a, d	Limited partnership interest	06/22/16	—	38,380,170
GC Athena Co-invest, L.P. +, a, d	Limited partnership interest	06/16/16	—	11,471,225
Gemini Global Holdings Investor, LLC +, a, d	Member interest	06/17/11	—	3,282,755
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	10,108,827
H-Food Holdings +, a, b	Common equity	05/23/18	53,825	42,957,200
H-Food Holdings +, a	Preferred equity	05/23/18	—	11,440,000
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	30,421,560
KLFS Holdings, L.P. +, a, c, d	Limited partnership interest	12/16/10	—	13,600
KOUS Holdings, Inc. +, a	Common equity	08/21/15	10,950,000	13,364,453
KSBR Holding Corp. +, a	Common equity	12/17/10	819,160	1,524,048
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	6,937	6,894,403
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	70	115,301
MHS Blocker Purchaser L.P. +, a, b, d	Limited partnership interest	03/10/17	—	29,503,336
NDES Holdings, LLC +, a, d	Member interest	09/19/11	—	5,922,115
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,058,726
OHCP IV SF COI, L.P. +, a, b, d	Limited partnership interest	01/31/18	—	21,803,849
Onecall Holdings, L.P. +, a, b, d	Limited partnership interest	11/29/17	—	81,428,194
Polaris Investment Holdings, L.P +, a, d	Limited partnership interest	06/07/16	—	23,778,282
QOL Meds Holding Company, LLC +, a	Common equity	12/05/13	15,750,000	39,417,976
S-Evergreen Holding Corp. +, a	Common equity	07/17/12	226,635	1
Safari Co-Investment L.P. +, a, d	Limited partnership interest	03/14/18	—	6,739,319
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,095,000
Shingle Coinvest LP +, a, d	Limited partnership interest	05/29/18	—	52,435,890
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, d	Limited partnership interest	05/14/12	—	1,037,657
SLP West Holdings Co-Invest Feeder II, L.P. +, a, d	Limited partnership interest	08/18/17	—	26,155,763
Snacks Parent Corporation +, a, c	Preferred equity	05/23/13	—	17,655
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	671,631	23,226,698
Spring Topco Limited +, a, c	Common equity	11/24/10	3,581,251	1
THL Equity Fund VI Investors (BKFS), L.P. +, a, d	Limited partnership interest	12/30/13	—	1,497,410
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	5,033,518
Velocity Holdings Corp. +, a	Common equity	06/08/12	3,749,777	16,481,562
Total North America (19.01%)				672,312,972

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Rest of World (0.00%)
Helios Towers Africa [a,d,e]	Limited partnership interest	12/05/14	—	$—
Total Rest of World (0.00%)				—

South America (0.50%)
Carlyle Retail Turkey Partners, L.P. +, a, d	Limited partnership interest	07/11/13	—	7,262,411
Centauro Co-Investment Fund, L.P. +, a, d	Limited partnership interest	11/28/13	—	3,808,201
DLJSAP BookCO, LLC +, a	Member interest	04/23/10	16,958	439,782
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	6,260,361
Total South America (0.50%)				17,770,755

Western Europe (14.10%)
Astorg Co-Invest SGG, FCPI +, a, b, d	Limited partnership interest	02/10/16	—	24,025,665
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,771,302,200	94,088,193
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,978	1
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	91,496,056
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	7,510,098
CCM Mezzanine Co-Invest, L.P. +, a, c, d	Limited partnership interest	01/23/13	—	2,336
Ceramtec Co-Investment (1) L.P. +, a, d	Limited partnership interest	02/20/18	—	21,502,992
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,815,834
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	17,202,660
Eurodrip Co-Investment Fund I, L.P. +, a, d	Limited partnership interest	03/18/13	—	8,033,158
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,579,463
Frontmatec Holding III ApS +, a	Common equity	09/23/16	214,422,725	24,774,426
Global Blue Global, L.P. +, a, d	Limited partnership interest	07/31/12	—	17,290,910
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	483,094
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH [a]	Common equity	05/28/10	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, d	Limited partnership interest	11/02/12	—	3,100,182
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	59,143,270
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	246,400,000	24,016,880
Polyusus Lux XVI S.a.r.l. +, a	Common equity	05/23/18	52,905,600	6,312,652
Quadriga Capital IV Investment Holding II L.P. +, a, b, d	Limited partnership interest	09/09/16	—	22,372,722
R&R Co-Invest FCPR +, a, d	Limited partnership interest	07/05/13	—	29,928,579
S.TOUS, S.L +, a	Common equity	10/06/15	622	16,760,689
Sun Hydraulics Corporation +, a, b, c, d	Limited partnership interest	09/24/14	—	113,829
Total Western Europe (14.10%)				498,553,691
Total Direct Equity (37.83%)				1,337,822,876

Direct Debt (22.33%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.96%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$7,026,183	$6,822,539
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)^^	12/20/16	12/20/24	Second Lien	12,811,375	13,475,389
Stiphout Finance, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	10/30/15	10/26/22	Senior	6,922,554	6,984,457
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^^	10/30/15	10/26/23	Second Lien	6,680,094	6,783,028
Total Asia - Pacific (0.96%)						34,065,413

North America (14.38%)
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,861,500
AqGen Ascensus, Inc. +, a	Cash 9.00% + L (1.00% Floor)^^	12/04/15	12/03/23	Second Lien	26,713,800	27,540,000
Avantor Performance Materials, Inc. +, a	Cash 4.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	13,916,000	14,217,306

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	$20,335,000	$19,842,188
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,969,736	5,934,944
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	13,425,708	13,716,833
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	2,710,677	2,744,560
CapitalSpring Finance Company. LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	9,215,030	9,215,030
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	08/06/14	07/01/22	Second Lien	9,900,000	8,075,000
CVS Holdings I, L.P. +, a	Cash 3.00% + L (1.00% Floor)^^	03/05/18	02/06/25	Senior	1,890,500	1,881,036
Diamond Parent Midco, Inc. +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	04/15/22	Senior	29,886,251	30,334,147
Duff & Phelps Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,980,000	2,984,390
Evergreen ACQCO1 L.P. +, a	Cash 8.00%; PIK 2.75%	07/17/12	07/11/22	Mezzanine	6,345,665	5,024,534
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	11/27/17	05/02/24	Second Lien	10,371,240	10,692,000
First Data Corporation +, a	Cash 2.25% + L ^	03/05/18	07/08/22	Senior	4,812,926	4,778,560
Formula One Group Ltd +, a	Cash 2.50% + L (1.00% Floor)^^^^	03/01/18	02/01/24	Senior	1,997,500	1,977,190
Global Tel*Link Corporation +, a	Cash 4.00% + L (1.25% Floor)^^	06/13/13	05/23/20	Senior	3,801,547	3,822,132
Global Tel*Link Corporation +, a	Cash 8.25% + L (1.25% Floor)^^	06/13/13	11/23/20	Second Lien	21,942,871	24,330,748
Goldcup Merger Sub, Inc. +, a	Cash 9.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	40,546,000	41,800,000
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^^	03/02/18	02/03/25	Senior	6,666,387	6,655,143
GTT Communications, Inc. +, a	Cash 3.25% + E#	06/15/18	05/31/25	Senior	1,618,324	1,621,146
Heartland Dental Care, Inc. [a,e]	Cash 3.75% + L^^	05/15/18	04/30/25	Senior	1,946,739	—
Heartland Dental Care, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	05/15/18	04/30/25	Senior	12,978,261	12,986,413
Infoblox Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	11/21/16	11/07/23	Senior	5,236,710	5,402,800
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^^	11/18/16	11/07/24	Second Lien	21,638,400	22,179,360
Interstate Hotels Holding +, a	Cash 4.75% + L (1.00% Floor)^^	05/18/16	05/03/22	Senior	29,175,698	29,402,009
IQVIA Holdings Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,133,988	3,129,948
Iron Mountain +, a	Cash 1.75% + L (0.00% Floor)	04/04/18	01/02/26	Senior	3,731,250	3,675,164
KSBR Holding Corp. +, a	Cash 11.00%	08/24/12	08/27/22	Mezzanine	6,208,607	6,384,000
LTI Holdings, Inc. +, a	Cash 3.50% + L (1.00% Floor)^	03/13/18	05/16/24	Senior	4,477,500	4,494,361
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^^	02/02/18	09/27/24	Senior	3,469,331	3,504,848
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	7,714,836	7,718,190
NEP Broadcasting, LLC +, a	Cash 3.25% + L (1.00% Floor)^	06/01/18	07/21/22	Senior	1,296,725	1,294,022
Netsmart Technologies, Inc. +, a	Cash 9.50% + L (1.00% Floor)^^	05/05/16	10/19/23	Second Lien	21,816,000	22,838,625
NTS Holding Corporation, Inc +, a	Cash 6.25% + L (1.00% Floor)^^	06/19/15	06/12/21	Senior	7,147,517	7,342,567
OEConnection LLC +, a	Cash 4.00% + L(1.00% Floor)^^	12/21/17	11/22/24	Senior	2,970,000	2,988,731
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	2,929,023	2,884,977
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/16/18	02/14/25	Senior	238,479	234,893
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,638,021	9,640,304
Plano Molding Company, LLC +, a	Cash 6.00% + L (1.00% Floor)^^	05/12/15	05/12/21	Second Lien	6,029,952	4,988,250
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/22	Senior	9,154,390	9,289,636
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,671	10,635,560
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	9,608,000	10,273,650
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	01/29/18	01/29/26	Second Lien	26,049,350	26,855,000
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^^	03/05/18	02/03/25	Senior	2,982,750	2,973,797
Shearer's Foods Holding +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	5,954,048	5,916,727
Shermco Intermediate Holdings, Inc. [a,e]	Cash 4.50% + L (1.00% Floor)^^	06/05/18	06/05/24	Senior	13,140,000	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	06/05/18	06/05/24	Senior	11,820,525	12,592,500
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	12/02/22	Second Lien	12,870,000	13,377,690

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Utz Quality Foods, LLC +, a	Cash 3.50% + L (0.00% Floor)	01/16/18	11/14/24	Senior	$4,764,000	$4,813,448
West Corporation +, a	Cash 3.50% + L (1.00% Floor)	04/20/18	10/10/24	Senior	3,593,000	3,577,878
WP CityMD Bidco LLC +, a	Cash 3.50% + L (1.00% Floor)	05/31/18	06/07/24	Senior	2,992,462	2,990,592
Total North America (14.38%)						508,434,327

Western Europe (6.99%)
AI Alabama Midco BV +, a	Cash 8.00% + L (1.00% Floor)^^	07/10/15	07/06/23	Second Lien	6,173,054	6,303,940
Alpha Bidco SAS +, a	Cash 3.50% + E##	02/12/16	06/29/25	Senior	7,339,823	8,161,956
Altran Technologies +, a	Cash 2.75% + E #	04/10/18	03/20/25	Senior	2,256,726	2,132,492
Autoform Lux S.a.r.l +, a	Cash 4.00% + L^^	07/22/16	07/21/23	Senior	3,306,603	3,281,804
Autoform Lux S.a.r.l +, a	Cash 3.75% + E##	07/22/16	07/21/23	Senior	5,890,176	6,462,022
Caldic +, a	Cash 3.00% + E##	06/13/18	07/18/24	Senior	1,177,255	1,166,356
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	26,616,033
CeramTec GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	6,135,099	5,781,812
CFS 811 B.V. +, a	Cash 7.25% + E (0.75% Floor)##	06/12/15	06/12/21	Senior	12,943,310	13,390,620
Crown Finance US, Inc. +, a	Cash 2.50% + L ^	03/20/18	02/28/25	Senior	5,174,000	5,155,515
EG America, LLC +, a	Cash 8.00% + L (1.00% Floor)	05/23/18	04/05/25	Second Lien	2,970,000	2,973,750
EG Group Limited +, a	Cash 4.00% + E ##	05/22/18	02/07/25	Senior	5,035,722	5,061,844
EG Group Limited +, a	Cash 4.00% + L##	05/22/18	02/07/25	Senior	3,970,000	3,961,571
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	10,849,658	10,138,906
Hurtigruten AS +, a	Cash 4.00% + E###	02/28/18	02/07/25	Senior	3,965,407	3,714,817
IWH UK Finco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,645,586
Mauritius( Lux) Investments S.a.r.l.+, a	PIK 9.875%	05/28/10	12/31/25	Mezzanine	709,846	1,044,027
Knightrider S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	09/25/13	08/14/20	Senior	7,846,403	8,541,105
Lary 3 AB +, a	Cash 5.00% + E#	08/09/16	07/20/23	Senior	10,137,883	10,698,800
Mercury BondCo PLC +, a	Cash 8.75% + E###	12/15/16	05/30/21	Senior	26,129,136	30,783,249
Onex Wizard Acquisition Company II S.C.A. +, a	Cash 3.75% + E#	03/19/15	03/19/22	Senior	7,394,655	8,172,412
Onex Wizard Acquisition Company II S.C.A. +, a	Cash 3.00% + L (1.00% Floor)^	03/27/15	03/27/22	Senior	2,133,673	2,149,257
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	18,750,826	21,166,657
P&ISWBidCo Holding GmbH +, a	Cash 3.25% + E (0.00% Floor)	05/29/18	04/30/25	Senior	1,156,448	1,157,600
Photonis Technologies S.A.S. +, a	Cash 7.50% + L (1.00% Floor)^^	09/27/13	09/18/19	Second Lien	8,282,969	7,557,787
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^^	02/15/18	01/03/25	Senior	9,428,750	9,363,720
R&R Ice Cream plc +, a	Cash 2.625% + E#	01/05/18	01/31/25	Senior	5,330,480	4,988,673
Sapphire Bidco B.V. +, a	Cash 3.25% + E (0.00% Floor)	05/25/18	05/05/25	Senior	5,827,475	5,777,842
Springer Science & Business Media Finance B.V. +, a	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/15/22	Senior	9,459,761	9,483,116
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,988,703	2,936,457
Telenet +, a	Cash 2.25% + L ^^^	06/22/18	08/15/22	Senior	5,293,375	5,258,262
Virgin Media Bristol, LLC +, a	Cash 2.50% + L ^	02/07/18	01/15/26	Senior	5,486,250	5,464,855
Ziggo Secured Finance B.V . +, a	Cash 2.50% + L ^	02/21/18	04/15/25	Senior	2,487,500	2,475,987
Total Western Europe (6.99%)						246,968,830
Total Direct Debt (22.33%)						789,468,570
Total Direct Investments (60.16%)						2,127,291,446

Secondary Investments *, d (8.22%)	Acquisition Date	Fair Value
Asia - Pacific (0.46%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$54,066
Carlyle Japan International Partners II, L.P. +, a	12/28/12	1,309,181
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	746,539

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, [d] (continued)
Asia - Pacific (continued)
Healing Quest +, a	01/31/18	$5,711,263
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	35,534
Qualitas Medical Limited +, a	03/06/18	7,356,630
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	261,964
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,800
TRG Growth Partnership II, L.P. +, a	07/08/10	782,938
Total Asia - Pacific (0.46%)		16,264,915

North America (6.09%)
Apollo Investment Fund IX, L.P +, a	06/01/17	900
Apollo Investment Fund VII, L.P. +, a	07/01/10	404,633
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	166,789
Bain Capital Fund VIII, L.P. +, a	12/31/15	25,181
Bain Capital Fund X, L.P. +, a	06/30/11	16,599,537
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	60,424
Bain Capital Partners IX, L.P. +, a	12/31/15	282,396
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	6,835
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	305,575
Bertram Growth Capital II-A, L.P. +, a, f	09/30/15	1,604,197
Carlyle Partners IV, L.P. +, a	06/30/10	144,127
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	3,658,993
Frazier Healthcare VI, L.P. +, a	06/30/12	1,085,682
FS Equity Partners V, L.P. +, a	08/07/12	997,970
Genstar Capital Partners V, L.P. +, a	09/30/15	402,030
Gridiron Energy Feeder I, L.P. +, a, f	05/15/17	32,137,160
Gryphon Partners 3.5, L.P. +, a	05/21/13	4,043,384
Gryphon Partners IV L.P. +, a	02/08/16	27,273,004
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	846,800
Harvest Partners V, L.P. +, a	09/30/11	120,286
Harvest Partners VII, L.P. +, a	09/30/11	5,535,606
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	593,370
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,604,518
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	1,037,150
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	767,073
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	2,128,106
Irving Place Capital Investors II, L.P. +, a	03/22/10	49,839
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	08/01/17	2,475,661
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	25,426,825
Lightyear Fund II, L.P. +, a	09/30/13	457,325
Madison Dearborn Capital Partners V, L.P. +, a	03/31/11	236,575
MidOcean Partners III, L.P. +, a	06/30/11	1,069,509
Mitchell International, Inc. +, a	12/21/17	622,435
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,394,105
Oak Investment Partners XII, L.P. +, a	06/28/12	591,179
Palladium Equity Partners III, L.P. +, a	08/02/10	125,478
Pamlico Capital GP I, LLC +, a, c	03/31/14	1
Pamlico Capital GP II, LLC +, a	03/31/14	52
Pamlico Capital II, L.P. +, a	03/31/14	1,449,140
Pamlico Capital Secondary Fund, L.P. +, a, c	03/31/14	1
Providence Equity Partners IV, L.P. +, a	06/30/11	1,855
Providence Equity Partners V, L.P. +, a	06/30/11	97,955
Providence Equity Partners VI -A, L.P. +, a	06/30/11	8,204,315
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,444,457
Silver Lake Partners II, L.P. +, a	06/30/14	121,982

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, d (continued)
North America (continued)
Silver Lake Partners III, L.P. +, a	06/30/10	$9,392,524
Silver Lake Partners V, L.P. +, a	09/30/13	3,219,308
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	270,163
SL SPV-1, L.P. +, a	12/01/17	4,814,039
Sun Capital Partners V, L.P. +, a	09/30/13	13,328,721
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	349,858
TA Atlantic and Pacific V, L.P. +, a	09/30/15	6,878
TA X, L.P. +, a	09/30/15	18,219
TA XI, L.P. +, a	09/30/15	3,045,453
TCV VI, L.P. +, a	09/30/13	889,643
TCV VII (A), L.P. +, a	09/30/13	11,453,976
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	136,637
TPG Partners V, L.P. +, a	01/04/12	857,809
TPG Partners VI, L.P. +, a	07/01/10	12,029,138
Tudor Ventures III, L.P. +, a	12/31/12	1,492,309
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	5,300,477
Total North America (6.09%)		215,291,410

Western Europe (1.67%)
3i Eurofund Vb, L.P. +, a	09/30/09	3,318,509
3i Growth Capital B, L.P. +, a	10/01/14	130,259
Abingworth Bioventures III, L.P. +, a	09/30/15	83,353
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	594,229
Abingworth Bioventures V, L.P. +, a	06/30/12	346,722
Advent International GPE VI, L.P. +, a	09/30/10	2,124,024
Apax Europe VI - A, L.P. +, a	07/01/11	154,477
Apax Europe VII - B, L.P. +, a	04/30/11	124,626
Astorg V FCPR +, a	09/30/15	3,879,745
Astorg VI, FCPI +, a	06/30/16	5,602,918
BC European Capital IX, L.P. +, a	09/30/14	5,000,641
Candover 2005 Fund, L.P. +, a, c	04/06/10	1
Carlyle Europe Partners II, L.P. +, a	12/28/12	21,044
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,885,383
CCP IX L.P. No.2 +, a	09/30/14	1,398,409
CVC European Equity Partners V, L.P. +, a	07/12/10	1,931,256
ESP Golden Bear Europe Fund +, a	12/31/16	20,811,599
Fourth Cinven Fund, L.P. +, a	04/16/10	1,201
Galileo III FCPR +, a	09/30/15	69,445
Graphite Capital Partners VI, L.P. +, a	09/30/15	74,693
Graphite Capital Partners VII Top-Up +, a	09/30/15	61,591
Graphite Capital Partners VII, L.P. +, a	09/30/15	351,739
Indigo Capital V, L.P. +, a	09/30/15	190,495
Industri Kapital 1997 Fund +, a	09/30/15	1,484
Industri Kapital 2000, L.P. +, a	09/30/15	4,516
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,358
KKR European Fund III, L.P. +, a	03/01/11	2,392,595
Montagu III, L.P. +, a, c	12/09/09	21
PAI Europe V +, a	09/30/14	413,174
Permira Europe II, L.P. +, a	11/29/13	31,228
Permira Europe III, L.P. +, a	09/30/13	46,693
Permira IV, L.P. +, a	09/30/13	2,606,166
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,999,780

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, d (continued)
Western Europe (continued)
Terra Firma Capital Partners III, L.P. +, a	09/30/13	$3,512,427
Total Western Europe (1.67%)		59,181,801
Total Secondary Investments (8.22%)		290,738,126
Primary Investments *, d (9.86%)
Asia - Pacific (0.81%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	4,357,109
BGH Capital Fund I +, a	03/01/18	15,833
CPEChina Fund III, L.P. +, a	03/28/18	46,176
Hony Capital Fund VIII, L.P. +, a	10/30/15	8,855,644
Hony Capital Partners V, L.P. +, a	12/15/11	9,215,418
Primavera Capital Fund III L.P. +, a	05/19/18	3,931,396
Trustbridge Partners VI, L.P. +, a	04/12/18	2,077,608
Total Asia - Pacific (0.81%)		28,499,184

North America (6.90%)
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,755,265
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	9,355,332
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	3,161,348
Avista Capital Partners II, L.P. +, a	01/01/14	526,728
Avista Capital Partners III, L.P. +, a	10/03/11	6,410,767
Bain Capital Fund XII, L.P. +, a	07/01/17	453,393
Berkshire Fund IX, L.P. +, a	03/18/16	4,113,204
Caltius Partners V-A, L.P. +, a	12/02/14	6,361,014
Carlyle Europe Partners V, L.P. [a,e]	04/23/18	—
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	7,897,716
Clearlake Capital Partners V, L.P. +, a	12/15/17	6,130,255
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	2,486,368
Genstar Capital Partners VI, L.P. +, a	09/01/12	9,257,035
Genstar Capital Partners VII, L.P. +, a, f	06/26/15	10,230,155
Genstar Capital Partners VIII, L.P. +, a	03/23/17	3,094,369
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	5,425,127
KKR Americas Fund XII L.P. +, a	09/16/16	3,484,426
KKR North America Fund XI, L.P. +, a	02/01/12	11,315,314
Kohlberg TE Investors VII, L.P. +, a	09/15/11	8,342,310
Kohlberg TE Investors VIII-B, L.P. +, a	08/04/16	6,595,763
Leeds Equity Partners VI, L.P. +, a	11/25/16	4,571,127
Nautic Partners VII-A, L.P. +, a	06/27/14	5,190,085
New Enterprise Associates 14, L.P. +, a	05/04/12	7,048,940
New Mountain Capital V, L.P. +, a	06/29/17	6,966,404
NexPhase III-A,L.P. +, a	09/01/16	17,093,196
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	11,676,787
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	6,176,238
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	10,856,318
Silver Lake Partners IV, L.P. +, a	07/30/12	11,811,560
Southern Capital Fund IV L.P. [a,e]	01/26/18	—
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	4,327,003
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	5,731,985
Thompson Street Capital Partners V, L.P. [a,e]	04/05/18	—
TPG Partners VII, L.P. +, a	03/01/16	11,422,135
Trident VII, L.P. +, a	09/22/16	7,955,145
Vistria Fund II, L.P. +, a	12/19/17	3,437,516
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	9,830,384

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, d (continued)
North America (continued)
Windjammer Senior Equity Fund IV, L.P. +, a, f	02/06/13	$6,548,845
Total North America (6.90%)		244,039,557

Rest of World (0.08%)
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,438,044
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	367,546
Total Rest of World (0.08%)		2,805,590

Western Europe (2.07%)
Advent International GPE VII-B, L.P. +, a	07/01/12	14,775,108
Advent International GPE VIII-C, L.P +, a	03/22/16	5,189,031
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	4,376,766
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	5,158,314
CapVest Equity Partners III B, L.P. +, a	08/30/13	6,397,095
Capvis Equity V L.P. +, a	01/17/18	2,743,501
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,278,903
Carlyle Partners VII, L.P. [a,e]	11/29/17	—
CVC Capital Partners VI (A) L.P. +, a	07/05/13	6,933,088
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	7,034,142
EQT VI (No.1), L.P. +, a	07/01/11	3,847,726
Graphite Capital Partners IX L.P. [a,e]	04/11/18	—
Gryphon Partners V, L.P. [a,e]	02/23/18	—
Hg Saturn I L.P. [a,e]	06/28/18	—
HgCapital 8 L.P. +, a	12/19/16	267,269
HgCapital Mercury 2 +, a	02/15/17	12,805
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	7,692,769
Nordic Capital IX, L.P. +, a	07/18/17	3,766
PAI Europe VI -1, L.P. +, a	03/12/15	5,683,382
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	1,918,394
Total Western Europe (2.07%)		73,312,059
Total Primary Investments (9.86%)		348,656,390
Total Private Equity Investments (Cost $2,337,855,556)(78.24%)		$2,766,685,962

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

Short-Term Investments (12.95%)
U.S. Government Treasury Obligations [g] (12.95%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill	1.86%	04/27/18	08/30/18	$60,000,000	$59,817,120
U.S. Treasury Bill	2.00%	05/02/18	10/25/18	60,000,000	59,628,180
U.S. Treasury Bill	1.96%	04/27/18	09/27/18	60,000,000	59,726,700
U.S. Treasury Bill	2.07%	06/12/18	01/03/19	50,000,000	49,478,400
U.S. Treasury Bill	1.84%	04/27/18	07/26/18	60,000,000	59,924,646
U.S. Treasury Bill	1.85%	05/03/18	12/06/18	60,000,000	59,468,820
U.S. Treasury Bill	1.98%	04/27/18	10/11/18	60,000,000	59,675,340
U.S. Treasury Bill	1.79%	03/20/18	07/05/18	50,000,000	49,990,150
Total U.S. Government Treasury Obligations (12.95%)					457,709,356
Total Short-Term Investments (Cost $457,750,192)(12.95%)					$457,709,356
Total Investments (Cost $2,912,240,939)(94.75%)					$3,350,271,895
Other Assets in Excess of Liabilities (5.25%)					$185,551,451
Net Assets (100.00%)					$3,535,823,346

+	The fair value of the investment was determined using significant unobservable inputs.

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2018 was 2.09%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2018 was 2.34%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2018 was 2.50%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of June 30, 2018 was 2.76%.

#	As of June 30, 2018, 1 month Euribor was -0.37%.

##	As of June 30, 2018, 3 month Euribor was -0.33%.

###	As of June 30, 2018, 6 month Euribor was -0.27%.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2018 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2018 was $2,766,685,962, or 78.25% of net assets. As of June 30, 2018, the aggregate cost of each investment restricted to resale was $27,617,983, $10,910,010, $102,112, $27,897,888, $1,550,134, $280,000, $38,102,078, $2,204,592, $1,607,800, $20,418,309, $8,992,800, $11,858,746, $279, $1,226,349, $0, $4,168,272, $11,001,036, $17,127,003, $1,932,914, $8,571,126, $8,700,000, $24,699,091, $35,120,978, $11,285,911, $3,600,239, $5,648,649, $42,957,200, $11,440,000, $30,000,000, $0, $10,950,000, $882,243, $6,891,866, $115,259, $29,492,482, $5,000,000, $3,373,063, $21,803,849, $78,652,850, $15,452,333, $10,963,062, $751,757, $6,739,319, $1,095,000, $52,435,890, $2,904,191, $25,583,085, $0, $10,515,842, $1, $4,875,000, $4,632,829, $9,757,979, $0, $6,939,071, $9,485,365, $498,775, $2,823,797, $16,909,485, $114,503, $89,141,721, $86,105,773, $378,368, $0, $22,730,727, $27,818,080, $14,672,982, $10,658,664, $1,142,031, $16,957,983, $6,058,452, $3,081,671, $393,923, $1, $9,986,563, $73,081, $23,966,556, $6,299,425, $16,992,601, $10,158,828, $12,156,155, $755,274, $7,040,462, $12,811,375, $6,922,554, $6,680,793, $16,271,348, $26,713,800, $13,931,872, $20,335,000, $5,968,811, $13,453,292, $2,744,560, $9,219,826, $9,900,000, $1,890,714, $29,899,572, $2,985,063, $6,360,071, $10,393,040, $4,814,287, $1,997,629, $3,814,047, $21,943,362, $40,546,000, $6,667,107, $1,618,370, $0, $12,979,248, $5,236,710, $21,638,400, $29,175,698, $3,134,014, $3,731,530, $6,208,274, $4,478,009, $3,470,077, $7,717,628, $1,296,725, $21,816,000, $7,147,517, $2,971,099, $2,929,290, $238,482, $9,638,021, $6,029,952, $9,170,080, $10,376,826, $9,608,000, $26,078,601, $2,983,024, $5,955,221, $0, $11,829,617, $12,870,000, $4,753,554, $3,595,616, $2,992,462, $6,173,054, $7,774,638, $2,260,765, $3,306,603, $5,890,176, $1,177,255, $26,192,922, $6,135,596, $12,943,310, $5,174,506, $2,970,328, $5,035,877, $3,970,318, $10,849,658, $3,903,512, $5,887,967, $7,819,278, $10,137,883, $710,975, $26,129,142, $7,407,801, $2,133,674, $18,915,048, $1,156,448, $8,282,969, $9,431,047, $5,330,480, $5,827,475, $9,435,060, $2,992,480, $5,293,392, $5,486,837, $2,491,062, $66,240, $76,952, $1,683,403, $5,936,475, $60,717, $6,738,343, $211,667, $53,395, $731,886, $900, $473,374, $77,911, $68,433, $5,367,765, $109,433, $458,267, $6,438, $110,508, $1,152,925, $6,392, $2, $348,293, $1,158,141, $362,371, $30,167,692, $1,184,381, $22,287,875, $593,305, $119,778, $5,208,315, $2, $553,469, $1,044,659, $12,631, $1,475,018, $39,077, $15,488, $2,580,090, $13,341,707, $4,361,621, $15,180, $1, $622,209, $1,179,255, $1,424,555, $1, $6,882, $23,670, $1, $121,154, $8, $428,308, $8,922,263, $1,296,786, $87,733, $2,832,286, $3,265,181, $8,149, $5,194,184, $20,901,732, $262,554, $65,307, $108,082, $769,222, $450,963, $1, $962,613, $1,833,945, $9,718,962, $1,896,043, $3,412,031, $6,845, $6,772, $33,096, $985,459, $488,184, $964,741, $212,957, $478,457, $3,298,854, $5,607,654, $3,361,037, $244,459, $125,443, $2,984,672, $3,609,304, $59, $11,559,435, $90,885, $1, $1, $58,075, $314,411, $181,332, $120,293, $486, $1, $660,414, $72,372, $142,168, $111,689, $416,042, $3,390,177, $1,595,870, $1,219,065, $2,713,466, $15,901, $46,176, $8,802,722, $7,736,384, $3,931,396, $2,077,608, $6,421,033, $5,420,402, $3,259,518, $328,983, $6,041,419, $621,441, $4,264,713, $5,700,819, $0, $6,970,420, $6,271,636, $1,999,982, $5,394,533, $7,906,315, $2,384,910, $4,976,071, $3,812,975, $5,636,315, $5,359,081, $6,180,878, $4,390,802, $1, $3,107,219, $7,180,002, $17,516,446, $11,329,834, $4,040,449, $8,919,150, $8,452,756, $0, $3,920,502, $4,583,831, $0, $9,390,315, $8,150,772, $3,775,615, $7,369,418, $5,300,382, $2,690,469, $1,092,144, $6,315,428, $4,985,000, $3,361,153, $4,047,334, $3,268,758, $2,770,330, $1,056,436, $0, $5,885,775, $8,102,342, $532,662, $0, $0, $0, $280,009, $212,856, $7,050,053, $3,822, $4,077,053 and $2,236,613, respectively, totaling $2,337,855,556.

b	Represents an affiliated issuer.

c	Investment holds balance in escrow account.

d	Investment does not issue shares.

e	Investment has been committed to but has not been funded by the Fund.

f	Non-income producing.

g	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY	- Bank Bill Swap Bid Rate

E - Euribor

L - Libor

PIK - Payment-in-kind

A summary of outstanding financial instruments at June 30, 2018 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 20, 2018	Barclays	$57,309,411	£43,000,000	$56,517,363	$792,048
September 20, 2018	Barclays	57,313,711	£43,000,000	56,517,363	796,347
September 20, 2018	Bank of America	82,251,190	€69,900,000	81,417,721	833,469
September 20, 2018	Bank of America	82,380,060	€70,000,000	81,534,198	845,862
September 20, 2018	Bank of America	82,393,360	€70,000,000	81,534,198	859,162
September 20, 2018	Bank of America	82,401,760	€70,000,000	81,534,198	867,562
					$4,994,450

 Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2018:

	Shares as of June 30, 2018	Fair Value as of March 31, 2018	Gross Additions(1)	Gross Reductions(2)	Realized Gains/Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2018	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	7,516,440	$46,668,848	$-	$-	$-	$5,547,047	$52,215,895	$-
Astorg Co-Invest SGG, FCPI (3)	-	25,159,613	-	-	-	(1,133,948)	24,025,665	-
Camelia Investment 1 Limited(3)	67,800,000	95,152,303	-	-	-	(1,064,109)	94,088,194	-
Capri Acquisitions Topco Limited*	65,007,484	91,567,823	-	-	-	7,438,331	99,006,154	-
ECP Holding Company, LLC	9,753,907	12,075,591	-	-	-	2,578,846	14,654,437	-
H-Food Holdings	53,825	-	42,957,200	-	-	-	42,957,200	-
Huntress Co-Investment L.P., 1(3)	-	50,241,895	-	-	-	(8,990,985)	41,250,910	-
MHS Acquisition Holdings, LLC	7,007	7,591,302	-	-	-	(581,598)	7,009,704	-
MHS Blocker Purchaser L.P.(3)	-	29,621,397	-	-	-	(118,061)	29,503,336	-
OHCP IV SF COI, L.P.(3)	-	21,760,000	43,849	-	-	-	21,803,849	-
Onecall Holdings, L.P.(3)	-	78,652,850	-	-	-	2,775,344	81,428,194	-
Polyusus Lux XVI S.a.r.l.	299,305,600	-	30,265,981	-	-	63,551	30,329,532	-
Quadriga Capital IV Investment Holding II L.P. (3)	-	22,953,912	-	-	-	(581,190)	22,372,722	-
Safe Fleet Holdings LLC	2,094,750	2,106,563	895,702	(7,500)	24	(20,992)	2,973,797	28,817
Sun Hydraulics Corporation(3) (fka Capvis IV Co-Investors Faster L.P.)	-	47,441,787	-	(47,357,322)	30,624,139	(30,594,775)	113,829	-
Total Non-Controlled Affiliates		$530,993,884	$74,162,732	$(47,364,822)	$30,624,163	$(24,682,539)	$563,733,418	$28,817

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
*	The financial statements for the period ended March 31, 2018 incorrectly omitted this investment as an affiliate. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2018 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2018. The March 31, 2018 financial statements will be revised to correct for this omission the next time filed.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2018.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and collectively, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Forward Foreign Currency Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2018 to June 30, 2018, the Fund entered into 13 long/short forward foreign currency exchange contracts. The Fund had $27,345,209 in net realized gains (losses) and $3,607,566 change in net unrealized appreciation on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2018 are representative of contract amounts during the period.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity and Debt Investments”).

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

• Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

• Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the Investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s investments at June 30, 2018 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$125,876,577	$—	$—	$125,876,577
Direct Investments:
Direct Equity	24,134,128	13,683,285	1,300,005,463	1,337,822,876
Direct Debt	—	10,273,650	779,194,920	789,468,570

Total Direct Investments*	$24,134,128	$23,956,935	$2,079,200,383	$2,127,291,446
Secondary Investments*	—	—	290,738,126	290,738,126
Primary Investments*	—	—	348,656,390	348,656,390
Short-Term Investments	457,709,356	—	—	457,709,356

Total Investments	$607,720,061	$23,956,935	$2,718,594,899	$3,350,271,895
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$4,994,450	$—	$—	$4,994,450
Total Assets	$612,714,511	$23,956,935	$2,718,594,899	$3,355,266,345

Total Investments net of Foreign Currency Exchange Contracts	$612,714,511	$23,956,935	$2,718,594,899	$3,355,266,345

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of June 30, 2018
Direct Investments:
Direct Equity Investments	$1,182,309,023	$30,637,032	$(3,755,212)	$138,317,456	$(47,502,836)	$-	$-	$1,300,005,463
Direct Debt Investments	718,854,801	1,704,659	(9,133,110)	111,535,054	(43,855,003)	88,519	-	779,194,920
Total Direct Investments*	$1,901,163,824	$32,341,691	$(12,888,322)	$249,852,510	$(91,357,839)	$88,519	-	$2,079,200,383
Secondary Investments*	289,232,069	746,753	6,304,771	10,936,025	(16,481,529)	37	-	290,738,126
Primary Investments*	303,513,832	(15,762)	4,689,850	50,936,413	(10,467,943)	-	-	348,656,390
Total	$2,493,909,725	$33,072,682	$(1,893,701)	$311,724,948	$(118,307,311)	$88,556	$-	$2,718,594,899

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized depreciation for the three months ended June 30, 2018 relating to investments in Level 3 assets still held at June 30, 2018 is $(1,893,701).

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administer (the “Administrator”). Both the Adviser and the Administrator report to the Board. For third-party information, the Administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Equity Investments held by the Fund. In such cases, the Adviser may value such Private Equity Investments in consultation with its affiliates.

The valuations attributed to Private Equity Investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2018:

Type of Security	Fair Value at June 30, 2018 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$ 1,018,587	Market comparable companies	Enterprise value to EBITDA multiple	7.07 x - 17.80 x (13.19 x)
	52,216	Market comparable companies	Price to book ratio	3.37 x - 3.37 x (3.37 x)
	16,175	Market comparable companies	Enterprise value to sales multiple	0.50 x - 2.25 x (1.11 x)
	5,733	Reported fair value	Reported fair value	n/a - n/a (n/a)
	444	Exit price	Recent transaction price	n/a - n/a (n/a)
	216,304	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
Direct Debt	$ 41,175	Market comparable companies	Enterprise value to EBITDA multiple	5.85 x - 12.50 x (11.03 x)
	218,607	Discounted cash flow	Discount factor	7.28% - 14.44% (10.55%)
	448,367	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	12,144	Reported fair value	Reported fair value	n/a - n/a (n/a)
	66,185	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$ 618,942	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	6,762	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

* Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2018

* Print the name and title of each signing officer under his or her signature.